Organization and Principal Activities (Details)	1 Months Ended			6 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($)	Jun. 16, 2020 shares	Jun. 16, 2020 shares	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Organization and Principal Activities (Details) [Line Items]
Consideration value (in Dollars) | $				$ 131,300,000		$ 131,300,000
Ordinary shares issued (in Shares)						17,600,000
Description of ordinary shares		the Company acquired all of the issued and outstanding shares of LFGL, i.e. 50,000 ordinary shares of LFGL from each of LFGL shareholders, in exchange for 12,891,602 ordinary shares (including 3,140,388 Class A and 9,751,214 Class B, “Exchange Shares”) of the Company, valued at a price per share equal to the price at which each share of PAAC common stock was redeemed, i.e. $10.185 per share.
Exchange ratio						141.81
Exchange shares excluding escrow shares (in Shares)						7,090,381
Divided shares (in Shares)						50,000
Ordinary shares adjustment, description				The par value of ordinary shares was adjusted retrospectively from $0 to $709, and the difference of $709 was adjusted retrospectively as additional paid-in capital as of January 1, 2020.		The par value of ordinary shares was adjusted retrospectively from $0 to $709, and the difference of $709 was adjusted retrospectively as additional paid-in capital as of January 1, 2018.
Weighted average number of share basic and diluted, before retrospective adjustments (in Shares)							50,000
Weighted average number of share basic and diluted, after retrospective adjustments (in Shares)								7,090,381
Net assets acquired by the company upon closing (in Dollars) | $						$ 171,357
Transaction costs for legal (in Dollars) | $					$ 2,400,000	2,400,000
Transaction costs charged to additional paid in capital (in Dollars) | $						$ 2,400,000
Earnout escrow shares, description				1,933,740 Class B ordinary shares being 15% of the Exchange Shares (“Indemnity Escrow Shares”) otherwise issuable to LFGL shareholders are set aside in escrow for a period of 24 months after the closing to satisfy any post-closing purchase price adjustment and indemnification claims prescribed in the Business Combination Agreement. Additionally, 3,876,481 Class B ordinary shares being 30% of the Exchange Shares (the “Earnout Escrow Shares”, together with any dividends, distributions or other income on the Earnout Escrow Shares, the “Earnout Escrow Property”) otherwise issuable to LFGL shareholders are set aside in escrow until released upon the satisfaction of certain financial milestones below:• In the event that the net income for the calendar year ended December 31, 2021 (the “2021 Net Income”), as set forth in LGHL’s audited financial statements, is equal to or greater than $19,000,000 (the “First Net Income Target”), then, the Class B Sellers’ rights to 50% of the Earnout Escrow Property (the “First Half Earnout Property”) shall vest and shall no longer be subject to forfeiture. If the 2021 Net Income is less than the First Net Income Target, but is equal to or greater than $9,500,000, then the Sellers’ rights to 50% of the First Half Earnout Property shall vest and shall no longer be subject to forfeiture. In all other cases, the First Half Earnout Property will be forfeited.• In the event that the net income for the calendar year ended December 31, 2022 (the “2022 Net Income”), as set forth in LGHL’s audited financial statements, is equal to or greater than $21,850,000 (the “Second Net Income Target”), then the Class B Sellers’ rights to the remaining Earnout Escrow Property (after giving effect to any forfeitures for the 2021 calendar year, the “Second Half Earnout Property”) shall vest and shall no longer be subject to forfeiture. If the 2022 Net Income is less than the Second Net Income Target, but is equal to or greater than $10,925,000, then the Class B Sellers’ rights to 50% of the Second Half Earnout Property shall vest and shall no longer be subject to forfeiture. In all other cases, the Second Half Earnout Property will be forfeited.		Additionally, 3,876,481 Class B ordinary shares being 30% of the Exchange Shares (the “Earnout Escrow Shares”, together with any dividends, distributions or other income on the Earnout Escrow Shares, the “Earnout Escrow Property”) otherwise issuable to LFGL shareholders are set aside in escrow until released upon the satisfaction of certain financial milestones below:• In the event that the net income for the calendar year ended December 31, 2021 (the “2021 Net Income”), as set forth in LGHL’s audited financial statements, is equal to or greater than $19,000,000 (the “First Net Income Target”), then, the Class B Sellers’ rights to 50% of the Earnout Escrow Property (the “First Half Earnout Property”) shall vest and shall no longer be subject to forfeiture. If the 2021 Net Income is less than the First Net Income Target, but is equal to or greater than $9,500,000, then the Sellers’ rights to 50% of the First Half Earnout Property shall vest and shall no longer be subject to forfeiture. In all other cases, the First Half Earnout Property will be forfeited.• In the event that the net income for the calendar year ended December 31, 2022 (the “2022 Net Income”), as set forth in LGHL’s audited financial statements, is equal to or greater than $21,850,000 (the “Second Net Income Target”), then the Class B Sellers’ rights to the remaining Earnout Escrow Property (after giving effect to any forfeitures for the 2021 calendar year, the “Second Half Earnout Property”) shall vest and shall no longer be subject to forfeiture. If the 2022 Net Income is less than the Second Net Income Target, but is equal to or greater than $10,925,000, then the Class B Sellers’ rights to 50% of the Second Half Earnout Property shall vest and shall no longer be subject to forfeiture. In all other cases, the Second Half Earnout Property will be forfeited.
Total revenue, percentage				68.00%	38.90%	10.00%	35.00%	10.00%
Number of trading customer							2	1
Commissions expense, percentage				68.20%	55.30%	73.00%	43.00%	16.00%
Insurance brokerage sales, description				For the six months ended June 30, 2021 and 2020, the Group placed 82% (less than 10% of total revenue for the first six months of 2021) and 77.1% (less than 10% of total revenue for the first six months of 2020) of its insurance brokerage sales with one insurance provider.		For the years ended December 31, 2020, 2019 and 2018, the Group placed 77% (7% of total revenue in 2020), 72% (10% of total revenue in 2019) and 79% (65% of total revenue in 2018), respectively, of its insurance brokerage sales with one insurance provider.
Business combination agreement, description			one-tenth of one Class A ordinary share of the Company, resulting in 4,507,574 Class A ordinary shares being issued to PAAC and 17,795,000 warrants being issued to PAAC stockholders; and where the Company acquired all of the issued and outstanding shares of LFGL, i.e. 50,000 ordinary shares of LFGL from each of LFGL shareholders, in exchange for 12,891,602 ordinary shares (including 3,140,388 Class A and 9,751,214 Class B, “Exchange Shares”) of the Company, valued at a price per share equal to the price at which each share of PAAC common stock was redeemed, i.e. $10.185 per share.
Reverse recapitalization, description				The equity is restated using the exchange ratio of 141.81 established in the reverse recapitalization transaction, which is 7,090,381 (the number of Exchange Shares excluding Escrow Shares, see below) divided by 50,000, to reflect the equity structure of the legal acquirer, LGHL.
Net assets (in Dollars) | $				$ 171,357		$ 171,357
Additional paid in capital (in Dollars) | $					$ 2,400,000
Offering size value (in Dollars) | $	$ 50,000,000
Warrant [Member]
Organization and Principal Activities (Details) [Line Items]
Warrants issued (in Shares)		17,795,000	17,795,000
Class A Ordinary Shares [Member]
Organization and Principal Activities (Details) [Line Items]
Ordinary shares issued (in Shares)		4,507,574	4,507,574
Class B Ordinary Shares [Member]
Organization and Principal Activities (Details) [Line Items]
Indemnity Escrow shares (in Shares)						1,933,740
Percentage of exchange shares in Indemnity Escrow						15.00%
Exchange shares in Earnout Escrow (in Shares)						3,876,481
Percentage of exchange shares in Earnout Escrow						30.00%